Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

December 31, 2021

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 6.2%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 0.9898%, 9/15/34 (144A)‡	$11,417,538	$11,407,629
Affirm Asset Securitization Trust 2021-B A, 1.0300%, 8/17/26 (144A)	12,148,000	12,054,543
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	3,624,895	3,622,652
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	2,814,582	2,814,582
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	5,515,693	5,524,076
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	7,985,352	7,900,193
Arbys Funding LLC 2020-1A, 3.2370%, 7/30/50 (144A)	21,964,963	22,434,705
Barclays Comercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	8,386,000	9,266,679
Barclays Comercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.8500%, 0.9598%, 8/15/36 (144A)‡	7,553,000	7,550,881
BVRT Financing Trust 2021-2F M1, 1.6000%, 1/10/32‡	1,594,080	1,596,790
BVRT Financing Trust 2021-CRT1 M2, 2.3514%, 1/10/33‡	2,667,562	2,674,231
BVRT Financing Trust 2021-CRT2 M1, 1.8514%, 11/10/32‡	663,969	663,969
BX Commercial Mortgage Trust 2019-OC11, 3.2020%, 12/9/41 (144A)	8,223,000	8,668,210
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	4,134,000	4,359,808
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	8,218,000	8,462,211
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.0300%, 10/15/36 (144A)‡	13,931,766	13,927,905
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 1.1900%, 10/15/36 (144A)‡	2,210,000	2,207,824
BX Commercial Mortgage Trust 2020-FOX A,
ICE LIBOR USD 1 Month + 1.0000%, 1.1100%, 11/15/32 (144A)‡	22,234,847	22,229,645
BX Commercial Mortgage Trust 2020-FOX B,
ICE LIBOR USD 1 Month + 1.3500%, 1.4600%, 11/15/32 (144A)‡	3,938,422	3,934,947
BX Commercial Mortgage Trust 2020-FOX C,
ICE LIBOR USD 1 Month + 1.5500%, 1.6600%, 11/15/32 (144A)‡	3,506,906	3,492,800
BX Commercial Mortgage Trust 2021-LBA AJV,
ICE LIBOR USD 1 Month + 0.8000%, 0.9100%, 2/15/36 (144A)‡	16,583,000	16,520,281
BX Commercial Mortgage Trust 2021-LBA AV,
ICE LIBOR USD 1 Month + 0.8000%, 0.9100%, 2/15/36 (144A)‡	18,857,000	18,785,676
BX Commercial Mortgage Trust 2021-VOLT A,
ICE LIBOR USD 1 Month + 0.7000%, 0.8098%, 9/15/36 (144A)‡	7,793,000	7,768,783
BX Commercial Mortgage Trust 2021-VOLT B,
ICE LIBOR USD 1 Month + 0.9500%, 1.0598%, 9/15/36 (144A)‡	15,945,000	15,800,573
BX Commercial Mortgage Trust 2021-VOLT D,
ICE LIBOR USD 1 Month + 1.6500%, 1.7598%, 9/15/36 (144A)‡	16,692,000	16,546,018
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	4,190,000	4,464,398
Carvana Auto Receivables Trust 2021-P4 A2, 0.8200%, 4/10/25	13,461,000	13,455,259
CBAM CLO Management 2019-11RA A1,
ICE LIBOR USD 3 Month + 1.1800%, 1.3049%, 1/20/35 (144A)‡	26,745,000	26,776,987
CBAM CLO Management 2019-11RA B,
ICE LIBOR USD 3 Month + 1.7500%, 1.8749%, 1/20/35 (144A)‡	13,640,000	13,642,264
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	16,239,377	15,946,685
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	6,132,325	6,041,844
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28 (144A)	6,394,328	6,382,455
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	14,145,062	14,068,057
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 1.2497%, 2/25/50 (144A)‡	19,903,385	19,955,170
CIFC Funding Ltd 2016-1A BRR,
ICE LIBOR USD 3 Month + 1.7000%, 0%, 10/21/31 (144A)‡	11,171,000	11,035,976
CIFC Funding Ltd 2021-7A A1,
ICE LIBOR USD 3 Month + 1.1300%, 1.2584%, 1/23/35 (144A)‡	19,454,000	19,442,289
CIFC Funding Ltd 2021-7A B,
ICE LIBOR USD 3 Month + 1.6000%, 1.7284%, 1/23/35 (144A)‡	11,054,000	10,971,327
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	13,130,019	13,110,132
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 1.0098%, 11/15/37 (144A)‡	24,568,865	24,543,474
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 1.4098%, 11/15/37 (144A)‡	10,924,957	10,902,323
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 1.7598%, 11/15/37 (144A)‡	10,966,242	10,924,239
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	1,934,721	1,940,609
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	2,276,520	2,278,618

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Conn Funding II LP 2021-A A, 1.0500%, 5/15/26 (144A)	$16,065,433	$16,052,567
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 5.0028%, 11/25/24‡	924,848	959,346
Connecticut Avenue Securities Trust 2015-C01 1M2,
ICE LIBOR USD 1 Month + 4.3000%, 4.4028%, 2/25/25‡	7,002,596	7,126,128
Connecticut Avenue Securities Trust 2016-C06 1M2,
ICE LIBOR USD 1 Month + 4.2500%, 4.3528%, 4/25/29‡	6,665,346	6,872,095
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 3.6528%, 7/25/29‡	7,781,850	7,956,162
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 2.5019%, 4/25/31 (144A)‡	4,132,956	4,147,878
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.4028%, 8/25/31 (144A)‡	2,135,665	2,143,655
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.2528%, 9/25/31 (144A)‡	3,107,608	3,117,475
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 2.2019%, 6/25/39 (144A)‡	1,709,196	1,709,195
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.1028%, 7/25/39 (144A)‡	1,507,496	1,507,495
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 2.2028%, 10/25/39 (144A)‡	3,699,505	3,706,557
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.1028%, 1/25/40 (144A)‡	8,572,965	8,589,048
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 2.0500%, 11/25/41 (144A)‡	32,659,000	32,679,349
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 1.7000%, 12/25/41 (144A)‡	10,646,000	10,662,147
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 0.9300%, 1.0398%, 11/15/36 (144A)‡	9,655,820	9,651,875
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 1.0900%, 5/15/36 (144A)‡	28,757,000	28,749,253
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 1.5400%, 5/15/36 (144A)‡	5,508,000	5,483,129
Credit Suisse Commercial Mortgage Trust 2020-UNFI,
ICE LIBOR USD 1 Month + 3.6682%, 4.1682%, 12/15/22 (144A)‡	8,316,000	8,305,022
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 4.0791%, 4/15/23 (144A)‡	14,308,838	14,243,238
DB Master Finance LLC 2019-1A A23, 4.3520%, 5/20/49 (144A)	5,317,600	5,633,269
DB Master Finance LLC 2019-1A A2II, 4.0210%, 5/20/49 (144A)	3,731,118	3,861,810
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	17,354,000	16,965,581
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	3,125,238	3,275,444
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	11,720,510	11,977,188
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	7,289,550	7,646,383
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A)	22,724,243	23,922,958
Drive Auto Receivables Trust 2017-3, 3.5300%, 12/15/23 (144A)	96,003	96,074
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	8,200,000	8,619,027
Exeter Automobile Receivables Trust 2021-1A C, 0.7400%, 1/15/26	3,548,000	3,535,448
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	11,355,000	11,286,375
Extended Stay America Trust 2021-ESH A,
ICE LIBOR USD 1 Month + 1.0800%, 1.1900%, 7/15/38 (144A)‡	21,406,634	21,411,271
Extended Stay America Trust 2021-ESH B,
ICE LIBOR USD 1 Month + 1.3800%, 1.4900%, 7/15/38 (144A)‡	5,823,703	5,831,639
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.1028%, 7/25/25‡	4,753,224	4,869,324
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 5.8028%, 4/25/28‡	4,736,692	4,987,717
Fannie Mae REMICS, 3.0000%, 5/25/48	10,012,113	10,415,542
Fannie Mae REMICS, 3.0000%, 11/25/49	13,631,044	14,171,510
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	36,165,556	36,798,453
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3,
ICE LIBOR USD 1 Month + 5.5500%, 5.6528%, 7/25/28‡	4,541,060	4,708,832
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 2.0528%, 10/25/49 (144A)‡	1,252,815	1,256,203
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 2.0497%, 12/25/50 (144A)‡	17,081,000	17,162,635
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA2 M2,
ICE LIBOR USD 1 Month + 3.1000%, 3.2028%, 3/25/50 (144A)‡	7,161,015	7,241,376
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 M2,
ICE LIBOR USD 1 Month + 3.1500%, 3.2528%, 9/25/50 (144A)‡	2,852,613	2,858,641
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 2.6497%, 11/25/50 (144A)‡	25,053,068	25,289,660
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 2.3497%, 8/25/33 (144A)‡	6,224,000	6,322,185
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 2.2997%, 8/25/33 (144A)‡	23,429,000	23,567,846

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.1440%, 12/15/36 (144A)‡	$3,938,000	$3,932,046
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 1.4440%, 12/15/36 (144A)‡	4,405,000	4,390,615
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 1.7430%, 12/15/36 (144A)‡	4,900,000	4,872,000
Highbridge Loan Management Ltd 2021-16A A1,
ICE LIBOR USD 3 Month + 1.1400%, 1.3953%, 1/23/35 (144A)‡	29,845,000	29,827,003
Highbridge Loan Management Ltd 2021-16A B,
ICE LIBOR USD 3 Month + 1.7000%, 1.9553%, 1/23/35 (144A)‡	10,604,000	10,596,036
Jack in the Box Funding LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	10,797,609	11,528,676
Jack in the Box Funding LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	11,899,508	11,944,727
Jack in the Box Funding LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	22,393,778	23,163,904
JP Morgan Mortgage Trust 2021-11 A11,
US 30 Day Average SOFR + 0.8500%, 0.8997%, 1/25/52 (144A)‡	12,611,767	12,606,472
JP Morgan Mortgage Trust 2021-12 A11,
US 30 Day Average SOFR + 0.8500%, 0.8997%, 2/25/52 (144A)‡	7,802,315	7,802,314
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	14,067,759	14,017,007
Life Financial Services Trust 2021-BMR A,
ICE LIBOR USD 1 Month + 0.7000%, 0.8100%, 3/15/38 (144A)‡	31,098,000	31,006,660
Life Financial Services Trust 2021-BMR C,
ICE LIBOR USD 1 Month + 1.1000%, 1.2100%, 3/15/38 (144A)‡	15,381,000	15,207,670
Logan CLO II Ltd 2021-2A A,
ICE LIBOR USD 3 Month + 1.1500%, 1.3974%, 1/20/35 (144A)‡	26,883,000	26,866,521
Logan CLO II Ltd 2021-2A B,
ICE LIBOR USD 3 Month + 1.7000%, 1.9474%, 1/20/35 (144A)‡	10,770,000	10,761,696
LUXE Commercial Mortgage Trust 2021-TRIP A,
ICE LIBOR USD 1 Month + 1.0500%, 1.1600%, 10/15/38 (144A)‡	33,554,000	33,635,787
MED Trust 2021-MDLN C,
ICE LIBOR USD 1 Month + 1.8000%, 1.9100%, 11/15/38 (144A)‡	4,649,000	4,633,515
MED Trust 2021-MDLN D,
ICE LIBOR USD 1 Month + 2.0000%, 2.1100%, 11/15/38 (144A)‡	4,904,000	4,886,490
MED Trust 2021-MDLN E,
ICE LIBOR USD 1 Month + 3.1500%, 3.2600%, 11/15/38 (144A)‡	21,424,000	21,255,917
MED Trust 2021-MDLN F,
ICE LIBOR USD 1 Month + 4.0000%, 4.1100%, 11/15/38 (144A)‡	14,528,000	14,419,046
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 0.9997%, 8/25/51 (144A)‡	12,119,429	12,144,257
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 0.9997%, 10/25/51 (144A)‡	15,161,413	15,192,934
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	9,007,908	9,006,558
Mercury Financial Credit Card Master Trust 2021-1A A,
1.5400%, 3/20/26 (144A)	14,022,000	14,028,961
MHC Commercial Mortgage Trust 2021-MHC A,
ICE LIBOR USD 1 Month + 0.8010%, 0.9107%, 4/15/38 (144A)‡	32,472,249	32,347,653
MHC Commercial Mortgage Trust 2021-MHC C,
ICE LIBOR USD 1 Month + 1.3510%, 1.4607%, 4/15/38 (144A)‡	15,653,295	15,571,824
MRA Issuance Trust 2021-NA1 A1X,
ICE LIBOR USD 1 Month + 1.5000%, 1.5993%, 3/8/22 (144A)‡	27,016,000	27,021,592
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	1,923,096	2,049,130
Newday Funding Master Issuer PLC 2021-1A A2,
SOFR + 1.1000%, 1.1500%, 3/15/29 (144A)‡	13,345,000	13,438,577
Newday Funding Master Issuer PLC 2021-2A A2,
SOFR + 0.9500%, 1.0000%, 7/15/29 (144A)‡	7,558,000	7,556,136
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	5,585,645	5,609,444
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	12,726,352	12,681,868
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	13,323,443	13,184,686
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 0.8980%, 11/25/51 (144A)‡	17,327,561	17,291,651
Octagon Investment Partners 48 Ltd 2020-3A AR,
ICE LIBOR USD 3 Month + 1.1500%, 1.2769%, 10/20/34 (144A)‡	19,340,000	19,317,276
Octagon Investment Partners 48 Ltd 2020-3A BR,
ICE LIBOR USD 3 Month + 1.6000%, 1.7269%, 10/20/34 (144A)‡	4,344,000	4,311,655
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	1,805,000	1,806,642
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	1,842,000	1,843,906
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	10,728,035	10,725,460
Planet Fitness Master Issuer LLC 2018-1A, 4.2620%, 9/5/48 (144A)	9,585,990	9,585,990
Planet Fitness Master Issuer LLC 2019-1A, 3.8580%, 12/5/49 (144A)	11,883,480	12,174,129
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	11,560,440	11,547,236
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	19,525,062	19,475,435
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)‡	17,329,381	17,231,282

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Regatta XXIII Funding Ltd 2021-4A A1,
ICE LIBOR USD 3 Month + 1.1500%, 1.2604%, 1/20/35 (144A)‡	$29,205,506	$29,187,837
Regatta XXIII Funding Ltd 2021-4A B,
ICE LIBOR USD 3 Month + 1.7000%, 1.8104%, 1/20/35 (144A)‡	11,784,000	11,775,115
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	6,892,000	6,885,641
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	27,434,000	27,630,040
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	2,776,669	2,814,379
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	1,265,612	1,275,177
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	627,301	629,515
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	3,291,198	3,301,115
Spruce Hill Mortgage Loan Trust 2020-SH2, 3.4070%, 6/25/55 (144A)‡	1,646,236	1,653,744
Taco Bell Funding LLC 2016-1A A23, 4.9700%, 5/25/46 (144A)	8,166,205	8,520,947
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48 (144A)	13,385,030	14,548,297
Taco Bell Funding LLC 2021-1A A2I, 1.9460%, 8/25/51 (144A)	10,911,000	10,557,431
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51 (144A)	13,117,000	12,752,773
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	8,570,000	8,464,139
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	4,395,000	4,332,559
Theorem Funding Trust 2021-1A A, 1.2100%, 12/15/27 (144A)	9,866,127	9,846,364
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 0.9497%, 8/25/51 (144A)‡	14,540,109	14,540,103
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	7,026,894	7,017,562
Upstart Securitization Trust 2021-4 A, 0.8400%, 9/20/31 (144A)	13,230,772	13,108,565
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	8,464,000	8,425,046
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	26,390,000	25,679,443
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	11,511,000	11,211,476
VASA Trust 2021-VASA A,
ICE LIBOR USD 1 Month + 0.9000%, 1.0100%, 7/15/39 (144A)‡	8,418,000	8,363,216
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	5,275,715	5,257,774
VMC Finance LLC 2021-HT1 A,
ICE LIBOR USD 1 Month + 1.6500%, 1.7400%, 1/18/37 (144A)‡	13,825,000	13,833,679
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
ICE LIBOR USD 1 Month + 1.1500%, 1.2600%, 2/15/40 (144A)‡	8,375,727	8,376,170
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	1,193,280	1,234,898
Wendy's Funding LLC, 3.7830%, 6/15/49 (144A)	6,969,000	7,197,517
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51 (144A)	8,653,515	8,591,969
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	12,457,000	12,694,187
Wingstop Funding LLC 2020-1A A2, 2.8410%, 12/5/50 (144A)	13,266,335	13,417,847
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 0.8497%, 7/25/51 (144A)‡	11,212,478	11,188,869
Zaxby's Funding LLC 2021-1A A2, 3.2380%, 7/30/51 (144A)	10,404,923	10,502,210
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $1,849,891,657)		1,850,785,710
Bank Loans and Mezzanine Loans– 0.9%
Basic Industry – 0.1%
Alpha 3 BV, ICE LIBOR USD 1 Month + 2.5000%, 3.0000%, 3/18/28‡	16,155,510	16,115,121
Diamond BC BV, ICE LIBOR USD 3 Month + 3.0000%, 3.5000%, 9/29/28‡	27,566,000	27,436,715
		43,551,836
Capital Goods – 0.2%
Madison IAQ LLC, ICE LIBOR USD 3 Month + 3.2500%, 3.7500%, 6/21/28‡	36,466,240	36,410,446
Standard Industries Inc, ICE LIBOR USD 3 Month + 2.5000%, 3.0000%, 9/22/28‡	12,899,822	12,905,240
		49,315,686
Consumer Non-Cyclical – 0.3%
Elanco Animal Health Inc, ICE LIBOR USD 1 Month + 1.7500%, 1.8493%, 8/1/27‡	34,143,628	33,663,569
ICON Luxembourg Sarl, ICE LIBOR USD 3 Month + 2.2500%, 2.7500%, 7/3/28‡	26,933,630	26,922,318
Indigo Merger Sub Inc, ICE LIBOR USD 3 Month + 2.2500%, 2.7500%, 7/3/28‡	7,478,852	7,475,711
Mozart Borrower LP, ICE LIBOR USD 1 Month + 3.2500%, 3.7500%, 10/23/28‡	19,676,091	19,667,434
		87,729,032
Finance Companies – 0.1%
Castlelake Aviation Ltd,
ICE LIBOR USD 3 Month + 2.7500%, 3.2500%, 10/22/26‡	29,604,764	29,447,562
Financial Institutions – 0.1%
Trans Union LLC, ICE LIBOR USD 3 Month + 2.2500%, 2.7500%, 12/1/28ƒ,‡	31,597,000	31,494,310
Technology – 0.1%
MKS Instruments Inc, ICE LIBOR USD 3 Month + 2.2500%, 2.7500%, 10/20/28ƒ,‡	21,429,000	21,370,070
Total Bank Loans and Mezzanine Loans (cost $263,188,877)		262,908,496
Corporate Bonds– 10.3%
Banking – 2.4%
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	12,653,000	13,731,439
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0700%, 3.9700%, 3/5/29‡	11,944,000	13,069,444
Bank of America Corp, SOFR + 1.0600%, 2.0870%, 6/14/29‡	25,438,000	25,259,200
Bank of America Corp, SOFR + 2.1500%, 2.5920%, 4/29/31‡	51,219,000	51,740,146
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	21,700,000	23,354,625
Bank of America Corp, ICE LIBOR USD 3 Month + 3.1350%, 5.2000%‡,µ	7,250,000	7,485,625

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	$31,297,000	$33,386,075
BNP Paribas SA,
US Treasury Yield Curve Rate 5 Year + 2.0500%, 2.5880%, 8/12/35 (144A)‡	28,115,000	26,934,560
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	36,115,000	39,154,769
Citigroup Inc, SOFR + 3.9140%, 4.4120%, 3/31/31‡	24,901,000	28,438,426
Citigroup Inc, ICE LIBOR USD 3 Month + 4.0680%, 5.9500%‡,µ	12,745,000	13,127,350
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4660%, 5.3500%‡,µ	8,824,000	8,989,450
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	8,361,000	8,946,270
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4230%, 6.3000%‡,µ	2,012,000	2,108,838
First Republic Bank/CA, 4.6250%, 2/13/47	5,767,000	7,143,437
Goldman Sachs Group Inc, 3.5000%, 4/1/25	39,166,000	41,415,455
Goldman Sachs Group Inc,
US Treasury Yield Curve Rate 5 Year + 3.2240%, 4.9500%‡,µ	6,037,000	6,263,388
JPMorgan Chase & Co, SOFR + 1.8500%, 2.0830%, 4/22/26‡	9,471,000	9,612,768
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	24,028,000	25,961,929
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	22,144,000	22,927,313
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%‡,µ	7,243,000	7,442,183
JPMorgan Chase & Co, SOFR + 3.1250%, 4.6000%‡,µ	7,646,000	7,846,708
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	24,836,000	25,323,207
Morgan Stanley, 4.3500%, 9/8/26	14,618,000	16,157,830
Morgan Stanley, 3.9500%, 4/23/27	22,247,000	24,491,287
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	11,537,000	11,423,269
Morgan Stanley, SOFR + 1.0340%, 1.7940%, 2/13/32‡	20,010,000	18,940,366
Morgan Stanley, SOFR + 1.1780%, 2.2390%, 7/21/32‡	31,595,000	30,902,261
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36‡	38,024,000	36,615,205
National Australia Bank Ltd, 2.9900%, 5/21/31 (144A)	28,726,000	28,809,411
SVB Financial Group,
US Treasury Yield Curve Rate 5 Year + 3.0740%, 4.2500%‡,µ	41,202,000	41,778,828
SVB Financial Group,
US Treasury Yield Curve Rate 10 Year + 3.0640%, 4.1000%‡,µ	23,100,000	22,845,900
US Bancorp,
US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	24,698,000	24,603,018
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	19,870,000	19,356,312
		725,586,292
Basic Industry – 0.3%
Allegheny Technologies Inc, 5.8750%, 12/1/27	14,411,000	15,023,468
Axalta Coating Systems Ltd, 3.3750%, 2/15/29 (144A)	27,737,000	26,835,548
CF Industries Inc, 5.1500%, 3/15/34	1,318,000	1,592,131
CF Industries Inc, 4.9500%, 6/1/43	12,745,000	15,385,024
CF Industries Inc, 5.3750%, 3/15/44	2,853,000	3,597,918
Element Solutions Inc, 3.8750%, 9/1/28 (144A)	20,844,000	20,948,220
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	7,932,000	8,210,453
		91,592,762
Brokerage – 0.2%
Charles Schwab Corp,
US Treasury Yield Curve Rate 10 Year + 3.0790%, 4.0000%‡,µ	13,232,000	13,364,320
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	55,634,000	60,641,060
		74,005,380
Capital Goods – 0.3%
Boeing Co, 4.8750%, 5/1/25	6,955,000	7,609,262
Boeing Co, 2.1960%, 2/4/26	7,195,000	7,193,285
Boeing Co, 3.2500%, 2/1/28	7,676,000	7,998,313
Boeing Co, 3.6250%, 2/1/31	6,302,000	6,720,357
Boeing Co, 3.9500%, 8/1/59	10,029,000	10,417,212
General Dynamics Corp, 3.5000%, 4/1/27	7,372,000	8,025,625
Standard Industries Inc/NJ, 4.3750%, 7/15/30 (144A)	5,859,000	5,979,139
TransDigm Inc, 4.6250%, 1/15/29	15,450,000	15,398,706
Wabtec Corp, 4.9500%, 9/15/28	10,958,000	12,456,077
		81,797,976
Communications – 0.8%
AT&T Inc, 3.8000%, 12/1/57	13,125,000	13,663,936
AT&T Inc, 3.6500%, 9/15/59	2,171,000	2,192,469
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31 (144A)	23,726,000	23,934,314
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 5/1/32	36,397,000	37,443,414
CenturyLink Inc, 5.8000%, 3/15/22	5,493,000	5,534,198
Charter Communications Operating LLC / Charter Communications Operating
Capital, 2.8000%, 4/1/31	16,387,000	16,214,810
Charter Communications Operating LLC / Charter Communications Operating
Capital, 6.4840%, 10/23/45	3,584,000	4,894,264

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Communications– (continued)
Charter Communications Operating LLC / Charter Communications Operating
Capital, 4.8000%, 3/1/50	$9,331,000	$10,447,305
Comcast Corp, 3.7500%, 4/1/40	6,795,000	7,607,181
CSC Holdings LLC, 4.1250%, 12/1/30 (144A)	20,573,000	20,084,391
CSC Holdings LLC, 4.6250%, 12/1/30 (144A)	5,530,000	5,232,763
CSC Holdings LLC, 3.3750%, 2/15/31 (144A)	14,413,000	13,494,171
CSC Holdings LLC, 5.0000%, 11/15/31 (144A)	9,878,000	9,519,923
Fox Corp, 4.0300%, 1/25/24	8,690,000	9,177,434
GCI LLC, 4.7500%, 10/15/28 (144A)	34,870,000	35,785,338
T-Mobile USA Inc, 3.5000%, 4/15/25	11,535,000	12,221,034
T-Mobile USA Inc, 3.7500%, 4/15/27	15,959,000	17,282,005
		244,728,950
Consumer Cyclical – 0.5%
1011778 BC ULC / New Red Finance Inc, 4.0000%, 10/15/30 (144A)	38,190,000	37,521,675
Dollar General Corp, 4.1250%, 4/3/50	11,279,000	13,018,586
Ford Motor Co, 3.2500%, 2/12/32	26,533,000	27,169,792
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	4,305,000	4,715,060
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	9,419,000	10,488,716
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	1,226,000	1,391,755
GLP Capital LP / GLP Financing II Inc, 3.2500%, 1/15/32	19,941,000	20,048,482
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	8,909,000	9,699,675
Lithia Motors Inc, 3.8750%, 6/1/29 (144A)	31,092,000	31,741,823
MGM Resorts International, 7.7500%, 3/15/22	1,808,000	1,830,600
		157,626,164
Consumer Non-Cyclical – 1.9%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc,
4.9000%, 2/1/46	16,716,000	21,127,935
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	25,501,000	26,648,545
CVS Health Corp, 5.0500%, 3/25/48	9,216,000	12,049,347
DaVita Inc, 4.6250%, 6/1/30 (144A)	16,068,000	16,449,615
DaVita Inc, 3.7500%, 2/15/31 (144A)	24,911,000	24,271,535
Diageo Capital PLC, 1.3750%, 9/29/25	11,362,000	11,299,100
Diageo Capital PLC, 2.0000%, 4/29/30	10,703,000	10,589,931
Diageo Capital PLC, 2.1250%, 4/29/32	8,585,000	8,515,099
Elanco Animal Health Inc, 5.2720%, 8/28/23	19,872,000	21,144,106
Hasbro Inc, 3.9000%, 11/19/29	25,055,000	27,624,044
Hasbro Inc, 6.3500%, 3/15/40	7,010,000	9,671,820
Hasbro Inc, 5.1000%, 5/15/44	3,976,000	4,948,738
HCA Inc, 4.7500%, 5/1/23	14,385,000	15,066,427
HCA Inc, 5.3750%, 2/1/25	7,877,000	8,656,823
HCA Inc, 5.8750%, 2/15/26	4,146,000	4,676,190
HCA Inc, 5.3750%, 9/1/26	3,180,000	3,573,525
HCA Inc, 5.6250%, 9/1/28	9,208,000	10,759,456
HCA Inc, 5.8750%, 2/1/29	6,941,000	8,270,549
HCA Inc, 3.5000%, 9/1/30	36,308,000	38,373,018
HCA Inc, 5.5000%, 6/15/47	3,767,000	4,929,276
HCA Inc, 5.2500%, 6/15/49	5,651,000	7,257,693
HCA Inc, 3.5000%, 7/15/51	18,689,000	19,052,906
JBS Finance Luxembourg Sarl, 3.6250%, 1/15/32 (144A)	13,258,000	13,307,850
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	9,344,000	10,079,933
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	26,108,000	28,719,061
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	19,216,000	20,897,400
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.7500%, 12/1/31 (144A)	12,464,000	12,650,960
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.0000%, 5/15/32 (144A)	13,810,000	13,810,000
Kraft Heinz Foods Co, 3.8750%, 5/15/27	16,720,000	18,059,972
Kraft Heinz Foods Co, 5.0000%, 6/4/42	10,468,000	13,021,746
Kraft Heinz Foods Co, 4.3750%, 6/1/46	3,013,000	3,528,224
Kraft Heinz Foods Co, 4.8750%, 10/1/49	7,044,000	8,846,858
Mondelez International Inc, 2.7500%, 4/13/30	2,574,000	2,652,513
Performance Food Group Inc, 4.2500%, 8/1/29 (144A)	31,490,000	31,239,969
Pilgrim's Pride Corp, 3.5000%, 3/1/32 (144A)	21,555,000	21,770,550
Royalty Pharma PLC, 2.1500%, 9/2/31	15,715,000	14,845,312
Royalty Pharma PLC, 3.5500%, 9/2/50	14,211,000	14,089,767
Royalty Pharma PLC, 3.3500%, 9/2/51	7,880,000	7,537,507
Teva Pharmaceutical Industries Ltd, 4.7500%, 5/9/27	6,781,000	6,719,089
Teva Pharmaceutical Industries Ltd, 5.1250%, 5/9/29	8,832,000	8,658,098
		565,390,487
Electric – 0.4%
Dominion Energy Inc,
US Treasury Yield Curve Rate 5 Year + 3.1950%, 4.3500%‡,µ	12,405,000	12,808,163

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Electric– (continued)
Duquesne Light Holdings Inc, 2.7750%, 1/7/32 (144A)	$16,995,000	$16,791,841
NextEra Energy Capital Holdings Inc, 1.8750%, 1/15/27	27,591,000	27,754,611
NextEra Energy Capital Holdings Inc, 2.4400%, 1/15/32	8,200,000	8,218,313
NRG Energy Inc, 6.6250%, 1/15/27	5,517,000	5,735,115
NRG Energy Inc, 3.3750%, 2/15/29 (144A)	17,426,000	17,075,737
NRG Energy Inc, 3.6250%, 2/15/31 (144A)	19,673,000	19,181,175
		107,564,955
Energy – 0.3%
Cheniere Energy Partners LP, 4.0000%, 3/1/31	12,892,000	13,523,063
Cheniere Energy Partners LP, 3.2500%, 1/31/32 (144A)	16,346,000	16,509,460
Continental Resources Inc, 5.7500%, 1/15/31 (144A)	20,039,000	23,598,327
Energy Transfer Operating LP, 4.9500%, 6/15/28	626,000	704,187
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	23,398,000	24,363,168
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A)	5,896,000	5,851,780
Southwestern Energy Co, 4.7500%, 2/1/32	15,561,000	16,387,367
		100,937,352
Finance Companies – 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
4.6250%, 10/15/27	18,600,000	20,575,437
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
3.0000%, 10/29/28	12,919,000	13,101,620
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.3000%, 1/30/32	13,243,000	13,491,594
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
3.4000%, 10/29/33	9,710,000	9,885,888
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
3.8500%, 10/29/41	7,378,000	7,685,205
Air Lease Corp, 1.8750%, 8/15/26	17,148,000	16,864,155
Air Lease Corp, 3.0000%, 2/1/30	8,657,000	8,640,537
Quicken Loans LLC, 3.6250%, 3/1/29 (144A)	16,110,000	16,170,413
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	23,547,000	23,900,205
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	19,212,000	19,067,910
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
4.0000%, 10/15/33 (144A)	19,651,000	19,904,105
		169,287,069
Industrial Conglomerates – 0.1%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 3.5328%‡,µ	19,443,000	19,248,570
Insurance – 0.7%
Athene Global Funding, 1.7300%, 10/2/26 (144A)	33,310,000	32,693,287
Athene Global Funding, 2.6460%, 10/4/31 (144A)	32,528,000	32,093,368
Centene Corp, 4.2500%, 12/15/27	19,545,000	20,375,663
Centene Corp, 2.4500%, 7/15/28	16,998,000	16,743,030
Centene Corp, 3.0000%, 10/15/30	18,048,000	18,345,972
Centene Corp, 2.5000%, 3/1/31	5,672,000	5,521,777
Centene Corp, 2.6250%, 8/1/31	7,539,000	7,388,220
Molina Healthcare Inc, 4.3750%, 6/15/28 (144A)	48,521,000	49,976,630
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡	27,945,000	28,268,818
		211,406,765
Real Estate Investment Trusts (REITs) – 0.4%
Agree LP, 2.0000%, 6/15/28	11,528,000	11,292,857
Agree LP, 2.9000%, 10/1/30	7,437,000	7,555,370
Agree LP, 2.6000%, 6/15/33	8,647,000	8,480,843
Invitation Homes Inc, 2.0000%, 8/15/31	19,425,000	18,292,412
MPT Operating Partnership LP / MPT Finance Corp, 3.5000%, 3/15/31	21,744,000	21,988,620
Rexford Industrial Realty Inc, 2.1500%, 9/1/31	22,753,000	21,483,406
Sun Communities Inc, 2.7000%, 7/15/31	21,657,000	21,480,770
		110,574,278
Technology – 1.3%
Analog Devices Inc, 2.9500%, 4/1/25	10,074,000	10,578,828
Broadcom Inc, 4.3000%, 11/15/32	14,848,000	16,685,826
Broadcom Inc, 3.4190%, 4/15/33 (144A)	18,027,000	18,897,740
Broadcom Inc, 3.4690%, 4/15/34 (144A)	28,381,000	29,705,531
Broadridge Financial Solutions Inc, 2.6000%, 5/1/31	18,986,000	19,056,999
Equinix Inc, 2.1500%, 7/15/30	9,552,000	9,285,419
Global Payments Inc, 2.1500%, 1/15/27	11,282,000	11,326,879
Global Payments Inc, 2.9000%, 11/15/31	16,923,000	17,164,750
Iron Mountain Information Management Services Inc, 5.0000%, 7/15/32 (144A)	35,342,000	36,171,477
Marvell Technology Inc, 1.6500%, 4/15/26	13,225,000	13,068,682
Marvell Technology Inc, 4.8750%, 6/22/28	14,717,000	16,855,949
Microchip Technology Inc, 2.6700%, 9/1/23	23,076,000	23,567,398
Micron Technology Inc, 2.7030%, 4/15/32	15,100,000	15,117,063
MSCI Inc, 4.0000%, 11/15/29 (144A)	1,532,000	1,600,940

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Technology– (continued)
MSCI Inc, 3.6250%, 9/1/30 (144A)	$25,762,000	$26,341,645
MSCI Inc, 3.8750%, 2/15/31 (144A)	21,571,000	22,460,804
PayPal Holdings Inc, 1.6500%, 6/1/25	8,019,000	8,117,001
Seagate HDD Cayman, 4.8750%, 6/1/27	744,000	810,960
Seagate HDD Cayman, 4.0910%, 6/1/29	8,263,000	8,555,386
Seagate HDD Cayman, 3.1250%, 7/15/29	3,463,000	3,381,602
Seagate HDD Cayman, 4.1250%, 1/15/31	18,902,000	19,665,641
SK Hynix Inc, 1.5000%, 1/19/26 (144A)	17,563,000	17,178,224
SK Hynix Inc, 2.3750%, 1/19/31 (144A)	11,146,000	10,726,504
Total System Services Inc, 4.8000%, 4/1/26	11,686,000	12,973,358
Trimble Inc, 4.7500%, 12/1/24	18,923,000	20,514,228
Trimble Inc, 4.9000%, 6/15/28	11,312,000	12,865,340
		402,674,174
Transportation – 0.1%
GXO Logistics inc, 1.6500%, 7/15/26 (144A)	14,940,000	14,577,556
GXO Logistics inc, 2.6500%, 7/15/31 (144A)	9,883,000	9,761,044
		24,338,600
Total Corporate Bonds (cost $3,023,672,732)		3,086,759,774
Inflation-Indexed Bonds– 0.2%
United States Treasury Inflation Indexed Bonds, 0.1250%, 7/15/31ÇÇ((cost $49,691,211)	44,241,281	49,725,910
Mortgage-Backed Securities– 4.8%
Fannie Mae:
1.5000%, TBA, 15 Year Maturity	4,361,241	4,375,720
2.0000%, TBA, 15 Year Maturity	33,789,159	34,615,980
2.5000%, TBA, 15 Year Maturity	28,461,400	29,441,895
2.0000%, TBA, 30 Year Maturity	269,627,010	268,837,542
2.5000%, TBA, 30 Year Maturity	184,844,805	188,702,516
3.0000%, TBA, 30 Year Maturity	197,361,564	204,480,396
3.5000%, TBA, 30 Year Maturity	73,370,400	77,168,052
		807,622,101
Fannie Mae Pool:
7.5000%, 7/1/28	41,713	46,749
3.0000%, 10/1/34	1,827,709	1,921,508
2.5000%, 11/1/34	1,199,098	1,248,684
3.0000%, 11/1/34	653,668	690,387
3.0000%, 12/1/34	745,189	786,151
6.0000%, 2/1/37	269,881	311,710
4.5000%, 11/1/42	1,448,168	1,595,348
3.0000%, 1/1/43	785,172	827,206
3.0000%, 2/1/43	196,925	208,062
3.0000%, 5/1/43	1,777,821	1,879,547
5.0000%, 7/1/44	170,740	190,584
4.5000%, 10/1/44	3,633,602	4,051,304
4.5000%, 3/1/45	5,404,303	6,025,558
4.5000%, 6/1/45	2,972,658	3,286,867
3.5000%, 12/1/45	1,686,496	1,800,851
3.0000%, 1/1/46	261,326	274,506
4.5000%, 2/1/46	6,392,973	7,042,704
3.5000%, 7/1/46	3,485,784	3,761,046
3.0000%, 9/1/46	17,881,173	18,825,971
3.0000%, 2/1/47	51,260,437	54,348,724
3.0000%, 3/1/47	6,157,651	6,490,995
3.5000%, 3/1/47	1,439,750	1,537,374
3.5000%, 7/1/47	1,265,872	1,351,707
3.5000%, 8/1/47	1,133,325	1,201,010
3.5000%, 8/1/47	1,106,226	1,208,843
3.5000%, 12/1/47	567,408	620,043
3.5000%, 12/1/47	314,333	343,491
3.5000%, 1/1/48	3,610,243	3,875,121
4.0000%, 1/1/48	11,857,558	12,906,737
4.0000%, 1/1/48	4,552,672	4,939,291
3.0000%, 2/1/48	3,972,743	4,204,234
3.5000%, 3/1/48	464,414	506,694
4.0000%, 3/1/48	3,951,084	4,295,198
4.5000%, 3/1/48	146,683	157,050
5.0000%, 5/1/48	4,016,969	4,368,032
3.5000%, 7/1/48	33,621,193	35,828,258
4.5000%, 8/1/48	94,638	101,303
4.0000%, 2/1/49	1,890,467	2,027,190
3.0000%, 8/1/49	3,841,383	4,055,766
3.0000%, 8/1/49	2,361,289	2,493,070
3.0000%, 9/1/49	745,785	780,416

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
2.5000%, 1/1/50	$2,149,804	$2,204,049
2.5000%, 3/1/50	3,048,344	3,117,628
2.5000%, 10/1/50	3,028,359	3,092,369
2.5000%, 1/1/51	4,755,572	4,856,089
2.5000%, 8/1/51	491,597	502,555
3.5000%, 8/1/56	12,776,739	13,886,379
3.0000%, 2/1/57	12,711,350	13,483,867
3.0000%, 6/1/57	242,260	256,977
		243,815,203
Freddie Mac Gold Pool:
3.5000%, 1/1/47	980,893	1,057,528
Freddie Mac Pool:
3.0000%, 5/1/31	15,017,069	15,766,157
3.0000%, 9/1/32	3,368,312	3,539,199
3.0000%, 10/1/32	1,607,600	1,685,662
3.0000%, 12/1/32	1,077,593	1,131,910
3.0000%, 1/1/33	2,165,018	2,274,857
2.5000%, 12/1/33	15,440,348	16,008,463
3.0000%, 10/1/34	3,810,629	4,012,103
3.0000%, 10/1/34	1,556,119	1,636,049
2.5000%, 11/1/34	5,237,987	5,454,811
2.5000%, 11/1/34	1,093,551	1,138,818
6.0000%, 4/1/40	4,048,841	4,698,919
3.5000%, 7/1/42	657,854	709,103
3.5000%, 8/1/42	832,375	897,219
3.5000%, 8/1/42	744,856	802,882
3.5000%, 2/1/43	2,033,238	2,193,535
3.0000%, 3/1/43	8,153,868	8,586,224
3.0000%, 6/1/43	308,984	321,464
3.5000%, 2/1/44	2,227,855	2,403,496
4.5000%, 5/1/44	1,261,977	1,395,436
3.5000%, 12/1/44	13,245,770	14,213,104
3.0000%, 1/1/45	3,284,501	3,451,823
4.0000%, 4/1/45	29,593	32,575
3.0000%, 1/1/46	584,491	621,959
3.5000%, 7/1/46	2,833,093	3,046,623
3.0000%, 10/1/46	7,011,914	7,360,671
4.0000%, 3/1/47	1,387,334	1,500,558
3.0000%, 4/1/47	1,416,923	1,483,408
3.5000%, 4/1/47	561,657	606,260
3.5000%, 9/1/47	4,625,516	4,902,179
3.5000%, 12/1/47	7,674,310	8,267,194
3.5000%, 2/1/48	2,691,675	2,878,760
4.0000%, 3/1/48	3,398,937	3,695,009
4.5000%, 3/1/48	150,375	160,998
4.0000%, 4/1/48	3,528,122	3,755,714
4.0000%, 4/1/48	2,778,052	3,010,564
4.0000%, 5/1/48	4,878,685	5,199,739
4.5000%, 7/1/48	996,296	1,066,936
5.0000%, 9/1/48	158,181	172,793
4.5000%, 12/1/48	2,767,637	3,007,075
3.0000%, 8/1/49	3,046,709	3,187,084
3.0000%, 8/1/49	1,288,243	1,360,212
3.0000%, 12/1/49	1,552,100	1,609,642
3.0000%, 12/1/49	1,527,725	1,584,364
2.5000%, 1/1/50	879,362	901,596
3.0000%, 3/1/50	1,910,710	1,979,206
3.5000%, 3/1/50	616,029	649,558
2.5000%, 8/1/51	4,568,687	4,667,184
		159,029,095
Ginnie Mae:
2.0000%, TBA, 30 Year Maturity	72,644,380	73,297,453
2.5000%, TBA, 30 Year Maturity	66,605,760	68,252,254
		141,549,707
Ginnie Mae I Pool:
6.0000%, 1/15/34	69,494	79,670
4.0000%, 1/15/45	12,241,497	13,370,566
4.5000%, 8/15/46	14,992,683	16,967,358
4.0000%, 7/15/47	2,928,805	3,147,888
4.0000%, 8/15/47	441,429	474,450
4.0000%, 11/15/47	639,803	687,662
4.0000%, 12/15/47	1,114,219	1,197,566
		35,925,160

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Ginnie Mae II Pool:
4.0000%, 8/20/47	$1,407,597	$1,502,790
4.0000%, 8/20/47	287,076	308,019
4.0000%, 8/20/47	223,978	239,125
4.5000%, 2/20/48	1,823,392	1,959,152
4.5000%, 5/20/48	3,656,624	3,904,862
4.5000%, 5/20/48	521,724	557,142
4.0000%, 6/20/48	13,208,489	13,979,985
5.0000%, 8/20/48	5,689,180	6,065,522
		28,516,597
Total Mortgage-Backed Securities (cost $1,402,264,564)		1,417,515,391
United States Treasury Notes/Bonds– 12.1%
0.1250%, 2/28/23	110,735,000	110,280,814
0.1250%, 4/30/23	176,579,000	175,634,027
0.1250%, 6/30/23	61,753,000	61,335,685
0.1250%, 8/31/23	74,246,000	73,593,447
0.3750%, 10/31/23	96,186,600	95,619,249
0.2500%, 5/15/24	35,742,000	35,254,736
0.3750%, 9/15/24	45,650,000	45,004,481
0.3750%, 1/31/26	170,339,600	164,790,256
0.5000%, 2/28/26	292,713,000	284,400,407
0.7500%, 4/30/26	164,071,000	160,821,625
0.8750%, 6/30/26	235,686,000	231,948,166
0.6250%, 7/31/26	84,517,000	82,182,878
0.7500%, 8/31/26	20,923,800	20,455,467
0.8750%, 9/30/26	211,206,700	207,436,331
1.2500%, 11/30/26	140,235,000	140,147,353
1.2500%, 4/30/28	9,610,400	9,522,930
1.2500%, 6/30/28	18,454,000	18,265,135
1.1250%, 8/31/28	207,722,900	203,698,269
1.3750%, 11/15/31	521,311,000	514,713,158
1.3750%, 11/15/40	45,337,000	41,316,883
1.7500%, 8/15/41	310,153,000	300,703,026
2.0000%, 11/15/41	24,394,000	24,672,244
2.7500%, 8/15/42	109,881,600	125,196,348
1.3750%, 8/15/50	152,363,200	133,466,592
1.6250%, 11/15/50	234,095,000	218,101,557
1.8750%, 2/15/51	70,452,600	69,704,041
2.3750%, 5/15/51	20,617,000	22,772,121
2.0000%, 8/15/51	42,428,000	43,250,043
Total United States Treasury Notes/Bonds (cost $3,622,965,606)		3,614,287,269
Common Stocks– 64.6%
Aerospace & Defense – 1.0%
General Dynamics Corp	915,537	190,861,998
L3Harris Technologies Inc	534,677	114,014,523
		304,876,521
Air Freight & Logistics – 1.2%
United Parcel Service Inc	1,614,508	346,053,645
Airlines – 0.2%
Southwest Airlines Co*	1,490,175	63,839,097
Auto Components – 0.4%
Aptiv PLC*	673,831	111,148,423
Banks – 1.4%
Bank of America Corp	9,433,838	419,711,453
Beverages – 1.1%
Constellation Brands Inc	338,998	85,078,328
Monster Beverage Corp*	2,502,309	240,321,756
		325,400,084
Biotechnology – 0.8%
AbbVie Inc	1,868,692	253,020,897
Capital Markets – 2.9%
Charles Schwab Corp	1,570,727	132,098,141
CME Group Inc	1,096,860	250,588,636
Morgan Stanley	4,162,085	408,550,264
S&P Global Inc	147,097	69,419,487
		860,656,528
Chemicals – 0.5%
Sherwin-Williams Co	410,927	144,712,052
Communications Equipment – 0.5%
Motorola Solutions Inc	524,738	142,571,315
Consumer Finance – 1.0%
American Express Co	1,825,597	298,667,669
Electrical Equipment – 0.5%
Rockwell Automation Inc	394,998	137,795,052

Shares or Principal Amounts		Value
Common Stocks– (continued)
Electronic Equipment, Instruments & Components – 0.3%
Corning Inc	2,310,930	$86,035,924
Entertainment – 1.4%
Activision Blizzard Inc	1,460,693	97,179,905
Netflix Inc*	158,426	95,442,159
Walt Disney Co*	1,516,431	234,879,998
		427,502,062
Food & Staples Retailing – 1.9%
Costco Wholesale Corp	799,042	453,616,143
Sysco Corp	1,247,921	98,024,195
		551,640,338
Food Products – 0.5%
Hershey Co	736,842	142,556,822
Health Care Equipment & Supplies – 2.8%
Abbott Laboratories	2,095,982	294,988,507
Align Technology Inc*	142,660	93,753,299
Edwards Lifesciences Corp*	1,190,310	154,204,660
Intuitive Surgical Inc*	276,873	99,480,469
Medtronic PLC	936,354	96,865,821
Stryker Corp	397,361	106,262,279
		845,555,035
Health Care Providers & Services – 2.3%
UnitedHealth Group Inc	1,388,263	697,102,383
Hotels, Restaurants & Leisure – 2.7%
Hilton Worldwide Holdings Inc*	1,292,761	201,657,788
McDonald's Corp	1,482,365	397,377,586
Starbucks Corp	1,726,646	201,965,783
		801,001,157
Household Products – 1.0%
Procter & Gamble Co	1,774,623	290,292,830
Industrial Conglomerates – 0.9%
Honeywell International Inc	1,340,149	279,434,468
Information Technology Services – 3.2%
Accenture PLC	606,978	251,622,730
Fidelity National Information Services Inc	861,859	94,071,910
Mastercard Inc	1,702,685	611,808,774
		957,503,414
Insurance – 1.0%
Progressive Corp	2,974,310	305,312,921
Interactive Media & Services – 3.7%
Alphabet Inc - Class C*	386,344	1,117,921,135
Internet & Direct Marketing Retail – 3.4%
Amazon.com Inc*	254,544	848,736,241
Booking Holdings Inc*	71,930	172,576,614
		1,021,312,855
Leisure Products – 0.5%
Hasbro Inc	1,331,542	135,524,345
Life Sciences Tools & Services – 1.2%
Illumina Inc*	213,226	81,119,699
Thermo Fisher Scientific Inc	429,014	286,255,301
		367,375,000
Machinery – 1.5%
Deere & Co	835,430	286,460,593
Parker-Hannifin Corp	283,543	90,200,699
Trane Technologies PLC	365,043	73,749,637
		450,410,929
Media – 1.2%
Comcast Corp	6,906,268	347,592,468
Multiline Retail – 1.0%
Dollar General Corp	1,211,019	285,594,611
Personal Products – 0.3%
Estee Lauder Cos Inc	228,237	84,493,337
Pharmaceuticals – 2.4%
AstraZeneca PLC (ADR)	1,182,078	68,856,043
Eli Lilly & Co	1,498,231	413,841,367
Merck & Co Inc	2,367,103	181,414,774
Zoetis Inc	161,450	39,398,644
		703,510,828
Real Estate Management & Development – 0.3%
CBRE Group Inc*	880,227	95,513,432
Semiconductor & Semiconductor Equipment – 5.2%
Advanced Micro Devices Inc*	1,329,087	191,255,619
Lam Research Corp	684,983	492,605,524
Marvell Technology Inc	799,866	69,980,276

Shares or Principal Amounts		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment– (continued)
NVIDIA Corp	1,940,943	$570,850,746
Texas Instruments Inc	1,229,271	231,680,705
		1,556,372,870
Software – 8.3%
Adobe Inc*	837,129	474,702,371
Cadence Design Systems Inc*	746,906	139,185,933
Microsoft Corp	5,064,772	1,703,384,119
salesforce.com Inc*	682,051	173,329,621
		2,490,602,044
Specialty Retail – 1.3%
Home Depot Inc	942,857	391,295,084
Technology Hardware, Storage & Peripherals – 3.9%
Apple Inc	6,580,852	1,168,561,890
Textiles, Apparel & Luxury Goods – 0.9%
NIKE Inc - Class B	1,584,553	264,097,449
Total Common Stocks (cost $9,303,627,672)		19,272,568,367
Investment Companies– 4.2%
Money Markets – 4.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº,£((cost $1,257,515,194)	1,257,409,999	1,257,535,740
Total Investments (total cost $20,772,817,513) – 103.3%		30,812,086,657
Liabilities, net of Cash, Receivables and Other Assets – (3.3)%		(973,245,293)
Net Assets – 100%		$29,838,841,364

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$30,274,261,987	98.3%
Cayman Islands	132,841,218	0.4
United Kingdom	128,813,871	0.4
Ireland	72,215,455	0.2
Australia	48,165,723	0.2
Canada	37,521,675	0.1
South Korea	27,904,728	0.1
France	26,934,560	0.1
Luxembourg	26,922,318	0.1
Belgium	21,127,935	0.1
Israel	15,377,187	0.0

Total	$30,812,086,657	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/21
Investment Companies - 4.2%
Money Markets - 4.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	$209,988	$-	$-	$1,257,535,740

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 12/31/21
Investment Companies - 4.2%
Money Markets - 4.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	1,228,554,350	1,649,352,506	(1,620,371,116)	1,257,535,740

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2021 is $2,748,842,182, which represents 9.2% of net assets.

*	Non-income producing security.
ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ÇÇ	Security is a U.S. Treasury Inflation-Protected Security (TIPS).
ºº	Rate shown is the 7-day yield as of December 31, 2021.
µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,850,785,710	$-
Bank Loans and Mezzanine Loans	-	262,908,496	-
Corporate Bonds	-	3,086,759,774	-
Inflation-Indexed Bonds	-	49,725,910	-
Mortgage-Backed Securities	-	1,417,515,391	-
United States Treasury Notes/Bonds	-	3,614,287,269	-
Common Stocks	19,272,568,367	-	-
Investment Companies	-	1,257,535,740	-
Total Assets	$19,272,568,367	$11,539,518,290	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70212 03-22